Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended			6 Months Ended				9 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Sep. 30, 2023	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2024	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Cash flows from operating activities
Net loss	$ (2,161,000)		$ (2,962,000)			$ (3,985,000)	$ (8,050,000)			$ (8,320,000)		$ (14,649,000)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation of property and equipment	17,000		15,000			30,000	30,000			55,000		60,000
Amortization of clinical trial deposit							1,075,000					3,225,000
Change in fair value of milestone liability	2,000		1,000			13,000	(83,000)			20,000		3,000
Stock option expense	98,000		160,000			325,000	954,000			607,000		1,490,000
Restricted stock unit expense	3,000		47,000			85,000
Restricted stock units and shares issued for services										171,000		200,000
Changes in operating assets and liabilities
Prepaid expenses, taxes and other receivables	156,000		93,000			349,000	(48,000)			246,000		371,000
Clinical trial deposit			1,075,000			961,000	(1,700,000)			870,000		(1,700,000)
Accounts payable and accrued liabilities			214,000			(1,062,000)	(535,000)			(577,000)		(442,000)
Related party payables	(4,000)		40,000			(150,000)	(173,000)			(248,000)		(423,000)
Net cash flows from operating activities	(1,889,000)		(1,317,000)			(3,434,000)	(8,530,000)			(7,176,000)		(11,865,000)
Cash flows from investing activities:
Purchase of equipment						(20,000)	(232,000)			(20,000)		(232,000)
Net cash flows from investing activities						(20,000)	(232,000)			(20,000)		(232,000)
Cash flows from financing activities:
Series A Preferred cash dividend			(2,000)			(4,000)	(4,000)			(6,000)		(8,000)
Net proceeds from the issuance of shares and warrants										10,576,000		1,903,000
Payment of prior year issuance costs												(43,000)
Net cash flows from financing activities			(2,000)			2,577,000	1,856,000			10,570,000		1,852,000
Increase (decrease) in cash and cash equivalents	(1,889,000)		(1,319,000)			(877,000)	(6,906,000)			3,374,000		(10,245,000)
Cash and cash equivalents at the beginning of the period	4,909,000		1,535,000		$ 658,000	1,535,000	11,780,000	$ 216,000	$ 658,000	1,535,000	$ 4,874,000	11,780,000
Cash and cash equivalents at the end of the period	3,020,000	$ 4,909,000	$ 216,000		4,909,000	658,000	4,874,000	4,909,000		4,909,000	658,000	$ 1,535,000
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Cash flows from operating activities
Net loss				$ (16,188,206)	(10,107,377)				(21,682,306)		(29,316,826)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation of property and equipment		35,000		27,000	70,000				117,000		177,000
Stock compensation expense				2,831,783	610,096				1,958,663		478,890
Depreciation and amortization				27,429	69,934				116,710		177,377
Write-off of in-process R&D											16,217,655
Amortization of debt discount					438,172				1,278,424		5,124
Change in fair value of derivative liability									313,772
Change in fair value of derivative liability					335,001
Changes in operating assets and liabilities
Accounts payable and accrued liabilities				2,302,372	(366,969)				3,644,924		337,746
Other current assets				110,418	33,704				(464,938)		(1,995)
Other noncurrent assets				(70,380)	87,386				106,613		151,173
Net cash flows from operating activities				(10,986,584)	(8,900,053)				(14,728,138)		(11,950,856)
Cash flows from investing activities:
Cash paid for business acquisition, net of cash received from Kineta				(1,259,278)
Cash paid for asset acquisition											(1,217,655)
Deposits, planned business acquisition									(5,994,503)
Purchase of property and equipment				(48,233)	(36,498)				(57,906)		(79,224)
Net cash flows from investing activities				(1,307,511)	(36,498)				(6,052,409)		(1,296,879)
Cash flows from financing activities:
Series A Preferred cash dividend				(4,178)
Payment of prior year issuance costs				(331,363)	(393,707)				(300,000)
Shares repurchased											(24,751)
Proceeds from convertible notes payable					19,068,000				28,568,000		2,685,000
Proceeds from issuance of common stock				5,914,625					5,000,000
Proceeds from stock options exercised									104,000
Proceeds from warrants exercised				3,620,657					1,944,765
Payment of transaction costs related to Kintara merger				(500,000)					(3,629,663)
Payment of debt issuance costs					(1,091,488)				(1,117,497)
Payment of net liabilities assumed in reverse recapitalization with Kintara				(550,000)					(796,912)
Net cash flows from financing activities				8,149,741	17,582,805				29,772,693		2,660,249
Increase (decrease) in cash and cash equivalents				(4,144,354)	8,646,254				8,992,146		(10,587,486)
Cash and cash equivalents at the beginning of the period	$ 12,311,286			12,657,178	3,665,032				3,665,032		14,252,518
Cash and cash equivalents at the end of the period		12,311,286		8,512,824	12,311,286	3,665,032	14,252,518	12,311,286	12,657,178	$ 12,311,286	3,665,032
Supplemental non-cash activity
Shares issued and reserved for asset acquisition											15,000,000
Right-of-use asset recognized in exhange for operating lease obligations									318,722
Debt issuance costs not yet paid				381,332	354,510						242,530
Net liabilities assumed in reverse recapitalization not yet paid									550,000
Derivative liability associated with make-whole premium									2,402,228		137,000
Fair value of warrants associated with convertible notes payable		$ 4,097,193			4,097,193				6,520,056
Deemed dividend on warrant modifications									965,177
Issuance of common stock for placement agent fees									443,560
Merger transaction costs not yet paid									500,000
Preferred Series A cash dividend not yet paid									2,089
Fair value of contingent value rights associated with reverse recapitalization									5,127,927
Fair value of warrants issued to financial advisor									1,642,867
Shares issued upon settlement of convertible notes									$ 27,742,649
Consideration in common shares for Kineta acquisition				8,875,680
Fair Value Of Placement Agent Warrants Issued In Connection With Common Stock Issuance				276,649
Due from stockholders not yet received for common stock				2,997,548
FairValue Of Investor Warrants Issued In Connection With Common Stock Issuance				6,396,017
Supplemental non-cash activity
Right-of-use asset recognized in exchange for operating lease obligations					318,722
Debt issuance costs not yet paid				381,332	354,510						$ 242,530
Deferred offering costs not yet paid				$ 45,336	527,249
Derivative liability associated with make-whole premium					$ 1,534,999
Equity Line [Member]
Cash flows from financing activities:
Net proceeds from the issuance of shares						105,000	$ 1,860,000
ATM Facility [Member]
Cash flows from financing activities:
Net proceeds from the issuance of shares						$ 2,476,000
Payment of prior year issuance costs								$ (435,000)